Convertible Senior Notes - Schedule of Carrying Amount of Notes (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt Disclosure [Abstract]
Principal	¥ 10,801,658	$ 1,521,382	¥ 17,985,817
Less: unamortized discount and debt issuance costs	(144,778)	(20,392)	112,091
Net carrying amount	¥ 10,946,436	$ 1,541,774	¥ 17,873,726